Principal joint operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of joint operations [abstract]
Summary of principle joint operations

Company and country of incorporation/operation	Principal activities	Group interest (%)
Australia
Tomago Aluminium Joint Venture	Aluminium smelting	51.6
Gladstone Power Station	Power generation	42.1
Hope Downs Joint Venture	Iron ore mining	50
Queensland Alumina Limited(a) (b)	Alumina production	80
Pilbara Iron arrangement	Infrastructure, corporate and mining services	(c)
New Zealand
New Zealand Aluminium Smelters Limited(a) (b)	Aluminium smelting	79.4
Canada
Aluminerie Alouette Inc.	Aluminium production	40
US
Pechiney Reynolds Quebec Inc(b) (d)	Aluminium smelting	50.2